Research and Development Expense (Details) - Schedule of research and development expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Research and Development Expense Abstract
Pre-clinical projects	SFr 509,224	SFr 587,019		SFr 242,617
Clinical projects	3,237,649	2,379,536		476,972
Product and process development	473,246	1,100,453		614,744
Employee benefits and expenses	2,585,242	1,897,155		1,120,814
Lease expenses from short-term lease				34,147
Patents and trademarks	240,380	465,587		246,592
Regulatory projects	153,863	354,507		110,612
Impairment intangible assets	12,397,148	1,529,929
Depreciation tangible assets	81,004	46,635		16,481
Total research and development expense	SFr 19,677,756	SFr 8,360,821	[1]	SFr 2,862,979

[1]	Revised, see note 33.